Performance Management	Oct. 28, 2025
Cullen High Dividend Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the shares of the High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the High Dividend Fund by showing the changes in the High Dividend Fund’s performance from year to year (on a calendar year basis). The table shows the High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the High Dividend Fund. Remember, the High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the High Dividend Fund will perform in the future.

Updated performance information, including its current net asset value, is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Past Does Not Indicate Future [Text]	Remember, the High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the High Dividend Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the shares of the High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns).
Bar Chart [Heading]	Year-by-Year Total Return as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The High Dividend Fund’s 2025 year-to-date total return through September 30, 2025 was 14.56%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.98%	Q4/2022
Lowest Return	-26.42%	Q1/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	14.56%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	14.98%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(26.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
High Dividend Fund, Retail Class	1 Year	5 Year	10 Year
Returns before taxes	9.15%	5.46%	6.71%
Returns after taxes on distributions[1]	5.66%	2.15%	3.84%
Returns after taxes on distributions and sale of Fund shares	7.86%	3.39%	4.48%

High Dividend Fund, Class I
Returns before taxes	9.39%	5.74%	6.98%
High Dividend Fund, Class C
Returns before taxes	8.35%	4.68%	5.92%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
[1]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.cullenfunds.com
Performance Availability Phone [Text]	1-877-485-8586
Cullen International High Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the International High Dividend Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the International High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the International High Dividend Fund. Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Past Does Not Indicate Future [Text]	Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns).
Bar Chart [Heading]	Year-by-Year Total Return as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The International High Dividend Fund’s 2025 year-to-date total return through September 30, 2025 was 24.44%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.40%	Q4/2022
Lowest Return	-21.69%	Q1/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	24.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	16.40%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(21.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
International High Dividend Fund, Retail Class	1 Year	5 Year	10 Year
Returns before taxes	3.90%	4.46%	3.81%
Returns after taxes on distributions[1]	2.42%	3.13%	2.51%
Returns after taxes on distributions and sale of Fund shares	2.87%	2.90%	2.37%

International High Dividend Fund, Class I
Returns before taxes	4.11%	4.73%	4.08%
International High Dividend Fund, Class C
Returns before taxes	3.20%	3.68%	3.04%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%
[1]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.cullenfunds.com
Performance Availability Phone [Text]	1-877-485-8586
Cullen Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund. The bar chart shows the total return of the Small Cap Value Fund and shows the changes in the Small Cap Value Fund’s performance from year to year (on a calendar year basis). The table shows the Small Cap Value Fund’s average annual total return over time compared to one or more broad measures of market performance. The Russell 1000 Index serves as the Fund’s regulatory broad-based securities market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Small Cap Value Fund. The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Past Does Not Indicate Future [Text]	The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund.
Bar Chart [Heading]	Year-by-Year Total Return as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Small Cap Value Fund’s 2025 year-to-date total return through September 30, 2025 was 4.81%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	40.91%	Q4/2020
Lowest Return	-36.31%	Q1/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	40.91%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(36.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Small Cap Value Fund, Retail Class	1 Year	5 Year	10 Year
Returns before taxes	4.51%	8.44%	6.42%
Returns after taxes on distributions[1]	3.10%	6.37%	4.13%
Returns after taxes on distributions and sale of Fund shares	3.45%	5.86%	4.02%

Small Cap Value Fund, Class I
Returns before taxes	4.81%	8.73%	6.69%
Small Cap Value Fund, Class C
Returns before taxes	3.72%	7.62%	5.62%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%
Russell 1000 Index[2]	24.51%	14.28%	12.87%
[1]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[2]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the Russell 1000® Index, which represents the overall U.S. equity market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.cullenfunds.com
Performance Availability Phone [Text]	1-877-485-8586
Cullen Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Value Fund and, by comparing the Fund’s performance to one or more broad measures of market performance, give some indication of the risks of an investment in the Fund. The Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Past Does Not Indicate Future [Text]	The Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Return as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Value Fund’s 2025 year-to-date total return through September 30, 2025 was 16.45%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.79%	Q2/2020
Lowest Return	-24.96%	Q1/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	16.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	15.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(24.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Value Fund, Retail Class	1 Year	5 Year	10 Year
Returns before taxes	9.35%	5.83%	7.49%
Returns after taxes on distributions[1]	8.17%	2.58%	4.97%
Returns after taxes on distributions and sale of Fund shares	6.37%	3.30%	5.06%

Value Fund, Class I
Returns before taxes	9.71%	6.10%	7.76%
Value Fund, Class C
Returns before taxes	8.49%	5.04%	6.69%

S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
[1]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.cullenfunds.com
Performance Availability Phone [Text]	1-877-485-8586
Cullen Emerging Markets High Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart shows the total return of the Emerging Markets High Dividend Fund from year to year (on a calendar year-to-date basis), and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Emerging Markets High Dividend Fund and, by comparing the Fund’s performance to one or more broad measures of market performance, give some indication of the risks of an investment in the Fund. The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Past Does Not Indicate Future [Text]	The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the total return of the Emerging Markets High Dividend Fund from year to year (on a calendar year-to-date basis), and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Return as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Emerging Markets High Dividend Fund’s 2025 year-to-date total return through September 30, 2025 was 25.46%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	21.08%	Q4/2020
Lowest Return	-26.19%	Q1/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	25.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	21.08%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(26.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 20241
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Emerging Markets High Dividend Fund, Retail Class	1 Year	5 Year	10 Year
Returns before taxes	9.22%	6.65%	5.32%
Returns after taxes on distributions[2]	8.19%	5.22%	3.83%
Returns after taxes on distributions and sale of Fund shares	5.79%	4.52%	3.44%

Emerging Markets High Dividend Fund, Class I
Returns before taxes	9.50%	6.92%	5.60%
Emerging Markets High Dividend Fund, Class C
Returns before taxes	8.41%	5.87%	4.54%

MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%
1	Return information for Class R6 shares will be shown in future prospectuses offering the Fund’s Class R6 shares after the shares have a full calendar year of return information to report.
2	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C, Class I and Class R6 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C, Class I and Class R6 shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.cullenfunds.com
Performance Availability Phone [Text]	1-877-485-8586
Cullen Enhanced Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart shows the total return of the Enhanced Equity Income Fund from year to year (on a calendar year-to-date basis), and the table shows the Enhanced Equity Income Fund’s average annual total return over time compared with one or more broad measures of market performance. The S&P 500 Index serves as the Fund’s regulatory broad-based securities market index. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Enhanced Equity Income Fund and, by comparing the Fund’s performance to one or more broad measures of market performance, give some indication of the risks of an investment in the Fund. The Enhanced Equity Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Enhanced Equity Income Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Past Does Not Indicate Future [Text]	The Enhanced Equity Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Enhanced Equity Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the total return of the Enhanced Equity Income Fund from year to year (on a calendar year-to-date basis), and the table shows the Enhanced Equity Income Fund’s average annual total return over time compared with one or more broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Return as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Enhanced Equity Income Fund’s 2025 year-to-date total return through September 30, 2025 was 5.30%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.95%	Q2/2020
Lowest Return	-24.37%	Q1/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	15.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(24.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Enhanced Equity Income Fund, Retail Class	1 Year	5 Years	Since Inception[1]
Returns before taxes	6.57%	5.81%	6.80%
Returns after taxes on distributions[2]	4.35%	3.36%	4.29%
Returns after taxes on distributions and sale of Fund shares	4.09%	3.52%	4.26%

Enhanced Equity Income Fund, Class I
Returns before taxes	6.87%	6.08%	7.07%
Enhanced Equity Income Fund, Class C
Returns before taxes	5.85%	5.02%	6.01%

CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	20.12%	6.88%	7.11%
S&P 500 Index[3]	25.02%	14.53%	14.42%
[1]	The Enhanced Equity Income Fund commenced operations on December 15, 2015. The returns for the index have been calculated since the inception date of each class.
[2]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[3]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the S&P 500, which represents 500 of the largest companies listed on stock exchange in the United States.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.cullenfunds.com
Performance Availability Phone [Text]	1-877-485-8586